Transactions with Related Parties, Pavimar (Details)	12 Months Ended			30 Months Ended
	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Vessel $ / d
Transactions with Related Parties [Abstract]
Management fees	$ 4,808,602	$ 7,167,397	$ 6,562,400
Due to related party - current	889,020	541,666		$ 889,020
Due from related party - current	6,393,625	5,650,168		6,393,625
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	2,223,600	4,506,600	$ 4,380,000
Due from related party - current	1,405,049	3,366,959		$ 1,405,049
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				600
Due to related party - current	187,000	193,450		$ 187,000
Related Party [Member] | Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	$ 0	$ 258,252		$ 0
Related Party [Member] | Pavimar [Member] | Subcontracted Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	0	3		0
Related Party [Member] | Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - current	$ 1,592,049	$ 3,302,157		$ 1,592,049